INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Federal tax statutory rate	21.00%	21.00%
Permanent differences	(0.00%)	(0.00%)
Valuation allowance	(21.00%)	(21.00%)
Effective rate	0.00%	0.00%